Note 29 Treasury Stock (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Treasury stock [Line Items]
Percentage treasury stock	0.08%	0.076%	0.038%
Top of range [member]
Treasury stock [Line Items]
Percentage treasury stock	1.146%	1.513%	2.214%
Closing range [Member]
Treasury stock [Line Items]
Percentage treasury stock	0.314%	0.116%	0.075%